UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME

FUNDS

LEGG MASON PARTNERS MUNICIPAL HIGH

INCOME FUND

FORM N-Q

APRIL 30, 2006

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited)		April 30, 2006
Face Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 95.0%
Alabama — 1.0%
$2,980,000	AAA	Baldwin County, AL, Board of Education, AMBAC-Insured, 5.000% due
		6/1/26	$3,075,807
1,750,000	NR	Capstone Improvement District of Brookwood, AL, Series A, 7.700% due
		8/15/23 (a)	245,000
		Total Alabama	3,320,807
Alaska — 2.2%
2,300,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska
		Cargoport, 8.125% due 5/1/31 (b)	2,457,412
		Alaska State Housing Financial Corp., General Housing, Series B, MBIA-
		Insured:
1,500,000	AAA	5.250% due 12/1/25	1,594,515
3,000,000	AAA	5.250% due 12/1/30	3,154,620
		Total Alaska	7,206,547
Arizona — 4.2%
2,900,000	A-	Arizona Health Facilities Authority Revenue, Catholic Healthcare West,
		Series A, 6.625% due 7/1/20	3,197,134
3,500,000	NR	Casa Grande, AZ, IDA, Hospital Revenue, Casa Grande Regional Medical
		Center, Series A, 7.625% due 12/1/29 (c)	3,867,220
		Maricopa County, AZ, IDA, MFH Revenue:
2,340,000	NR	Gran Victoria Housing LLC Project, Series B, 10.000% due 5/1/31 (d)	2,422,064
5,070,000	NR	Metro Gardens-Mesa, Series B, 6.500% due 7/1/29 (a)(e)(f)	3,549,000
1,100,000	BBB-	Pima County, AZ, IDA, Series A, Educational Revenue, Noah Webster Basic,
		6.125% due 12/15/34	1,088,923
		Total Arizona	14,124,341
Arkansas — 1.7%
		Arkansas State Development Financing Authority:
4,000,000	BBB	Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @
		100, 7.375% due 2/1/29 (c)(g)	4,494,400
1,000,000	BB	Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.750%
		due 8/1/25 (b)	1,127,840
		Total Arkansas	5,622,240
California — 10.5%
6,000,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20 (c)	6,218,100
		California State Department of Water Resources & Power Supply Revenue,
		Series A:
5,000,000	AAA	AMBAC-Insured, Call 5/1/12 @ 101, 5.500% due 5/1/16 (c)(g)	5,497,400
5,000,000	AAA	MBIA-IBC-Insured, Call 5/1/12 @ 101, 5.375% due 5/1/21 (c)(g)	5,464,150
2,000,000	A	California State GO, Various Purposes, 5.500% due 4/1/30	2,145,560
		California Statewide CDA Revenue:
1,000,000	A	East Campus Apartments LLC, Series A, 5.625% due 8/1/34	1,040,150
2,500,000	NR	East Valley Tourist Project, Series A, 9.250% due 10/1/20	2,732,450
2,000,000	AAA	Glendale, CA, Electric Works Revenue, Series 2003, MBIA-Insured, 5.000%
		due 2/1/32	2,051,620
		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
2,000,000	BBB	Series 2003-A-1, 6.750% due 6/1/39	2,227,800
3,150,000	BBB	Series 2003-A-5, 7.875% due 6/1/42 (c)	3,750,264
1,000,000	AAA	Los Angeles, CA, USD GO, Series A, MBIA-Insured, 5.250% due 7/1/19	1,064,940
3,000,000	Ba2(h)	Vallejo, CA, COP, Touro University, 7.375% due 6/1/29	3,134,130
		Total California	35,326,564
Colorado — 3.7%
1,000,000	NR	Beacon Point Metropolitan District, GO, Series A, 6.250% due 12/1/35	1,040,860

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)		April 30, 2006
Face Amount	Rating‡	Security	Value

Colorado (continued)
		Colorado Educational & Cultural Facilities Authority Revenue:
		Charter School:
$1,410,000	AAA	Peak to Peak Project, Call 8/15/11 @100, 7.500% due 8/15/21 (g)	$1,606,878
1,500,000	BBB-	Refunding, Jefferson Project, Series A, 6.000% due 6/15/33	1,511,100
2,500,000	AAA	Refunding, University of Denver Project, Series B, FGIC-Insured,
		5.250% due 3/1/23	2,684,425
1,000,000	A3(h)	Colorado Health Facilities Authority Revenue, Parkview Medical Center
		Project, 6.600% due 9/1/25	1,086,590
1,000,000	NR	High Plains, CO, Metropolitan District, Series A, 6.250% due 12/1/35	1,048,380
10,000,000	AAA	Northwest Parkway Public Highway Authority Revenue, Capital
		Appreciation, Senior Bonds, Series B, AMBAC-Insured, zero coupon
		bond to yield 6.290% due 6/15/31	2,313,500
1,000,000	NR	Southlands, CO, Metropolitan District Number 1, GO, 7.125% due 12/1/34	1,081,610
		Total Colorado	12,373,343
Connecticut — 1.3%
4,000,000	NR	Connecticut State Development Authority, IDR, AFCO Cargo LLC Project,
		8.000% due 4/1/30 (b)(c)	4,351,080
District of Columbia — 0.3%
1,000,000	AAA	District of Columbia COP, District Public Safety & Emergency, AMBAC-
		Insured, 5.500% due 1/1/19	1,071,490
Florida — 6.4%
1,000,000	NR	Bonnet Creek Resort Community Development District, Special Assessment,
		7.500% due 5/1/34	1,091,080
3,000,000	NR	Capital Projects Finance Authority, FL, Continuing Care Retirement
		Glenridge on Palmer Ranch, Series A, 8.000% due 6/1/32	3,309,570
2,335,000	AAA	Florida Municipal Loan Council, Series A, MBIA-Insured, 5.000% due
		2/1/25	2,421,885
1,000,000	NR	Hillsborough County, FL, IDA Revenue, National Gypsum Convention,
		Series A, 7.125% due 4/1/30 (b)	1,092,500
2,000,000	AAA	Miami-Dade County, FL, Solid Waste Systems Revenue, MBIA-Insured,
		5.000% due 10/1/18	2,091,580
2,000,000	NR	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF,
		Orlando Inc. Project, 9.000% due 7/1/31	2,208,120
1,000,000	Aa3(h)	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health
		System, Call 5/15/13 @ 100, 5.500% due 11/15/33 (g)	1,091,800
2,500,000	NR	Reunion East Community Development District, Special Assessment, Series
		A, 7.375% due 5/1/33	2,722,650
		University of Central Florida:
1,000,000	AAA	Athletics Association Inc. COP, Series 2005-A, FGIC-Insured, 5.000%
		due 10/1/35	1,021,800
1,485,000	AAA	COP, Series A, FGIC-Insured, 5.000% due 10/1/25	1,526,476
2,970,000	NR	Waterlefe, FL, Community Development District, Golf Course Revenue,
		8.125% due 10/1/25	2,977,485
		Total Florida	21,554,946
Georgia — 3.4%
6,000,000	NR	Atlanta, GA, Tax Allocation, Atlantic Station Project, 7.900% due 12/1/24 (c)	6,630,360
1,000,000	AAA	Atlanta, GA, Water & Wastewater Revenue, FSA-Insured, 5.000% due
		11/1/34	1,024,330
1,500,000	A-(i)	Gainesville & Hall County, GA, Development Authority Revenue, Senior
		Living Facilities, Lanier Village Estates, Series C, 7.250% due 11/15/29	1,637,325
2,000,000	NR	Savannah, GA, EDA Revenue, College of Arts & Design Inc. Project, Call
		10/1/09 @ 102, 6.900% due 10/1/29 (g)	2,211,980
		Total Georgia	11,503,995

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	April 30, 2006

Face Amount	Rating‡	Security	Value

Idaho — 0.7%
$2,345,000	AA	Idaho Health Facilities Authority Revenue, Portneuf Medical Center Project,
		Series A, Radian-Insured, 5.250% due 9/1/24	$2,435,447
Illinois — 2.9%
125,000	AA	Chicago, IL, Metropolitan HDC, Mortgage Revenue, Section 8, Series A,
		FHA-Insured, 6.700% due 7/1/12	125,144
2,000,000	AAA	Chicago, IL, O'Hare International Airport, General Airport Revenue, Third
		Lien, Series 2003-A-2, 5.750% due 1/1/21 (b)	2,164,400
		Illinois DFA:
2,000,000	BBB	Chicago Charter School Foundation Project, Series A, 6.250% due
		12/1/32	2,081,740
3,250,000	BBB-	Citgo Petroleum Corp. Project, 8.000% due 6/1/32 (b)(c)	3,597,620
1,500,000	A	Illinois Health Facilities Authority Revenue, Passavant Memorial Area
		Hospital, 6.000% due 10/1/24	1,607,595
		Total Illinois	9,576,499
Indiana — 0.6%
2,000,000	Baa1(h)	Indiana Health Facilities Financing Authority, Hospital Revenue, Riverview
		Hospital Project, 6.125% due 8/1/31	2,079,720
Kansas — 0.6%
2,000,000	BBB-(i)	Overland Park, KS, Development Corp. Revenue, First Tier, Series A,
		7.375% due 1/1/32	2,148,060
Louisiana — 1.1%
1,000,000	NR	Epps, LA, COP, 8.000% due 6/1/18	1,021,850
2,450,000	A	Louisiana Local Government Environmental Facilities, CDA Revenue,
		Capital Project & Equipment Acquisition Program, ACA-Insured,
		6.550% due 9/1/25	2,725,551
		Total Louisiana	3,747,401
Maryland — 1.4%
1,000,000	NR	Maryland Industrial Development Financing Authority Economic
		Development Revenue, Our Lady of Good Counsel School, Series 2005-
		A, 6.000% due 5/1/35	1,059,840
3,500,000	NR	Maryland State Economic Development Corp. Revenue, Chesapeake Bay,
		Series A, 7.730% due 12/1/27 (c)	3,771,880
2,500,000	Ca(h)	Prince Georges County, MD, Hospital, Greater Southeast Health Care
		System, 6.375% due 1/1/23 (a)(f)	0
		Total Maryland	4,831,720
Massachusetts — 2.2%
1,415,000	NR	Boston, MA, Industrial Development Financing Authority Revenue,
		Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (b)	1,414,066
3,000,000	NR	Massachusetts State DFA Revenue, Briarwood, Series B, Call 12/1/10 @ 101,
		8.250% due 12/1/30 (c)(g)	3,574,230
2,000,000	BBB	Massachusetts State HEFA Revenue, Caritas Christi Obligation, Series B,
		6.750% due 7/1/16	2,220,660
2,345,000	NR	Massachusetts State IFA Revenue, Bradford College, 5.625% due
		11/1/28 (a)(e)	46,900
		Total Massachusetts	7,255,856
Michigan — 3.9%
		Allen Academy, MI, COP:
2,500,000	NR	8.000% due 6/1/33	2,528,600
1,000,000	NR	Series A, 8.000% due 6/1/33	1,011,440
		Cesar Chavez Academy, COP:
1,635,000	BBB-	7.250% due 2/1/33	1,708,281
1,600,000	BBB-	8.000% due 2/1/33 (d)	1,811,872

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	April 30, 2006

Face Amount	Rating‡	Security	Value

Michigan (continued)
2,750,000	AA	Grand Rapids, MI, Building Authority, Series 1998, 5.000% due 4/1/18	$2,909,582
2,985,000	NR	Wenonah Park Properties, Inc. Revenue, Michigan Bay City Hotel, 7.875%
		due 4/1/22	2,951,926
		Total Michigan	12,921,701
Minnesota — 0.6%
1,715,000	NR	Sartell, MN, Health Care & Housing Facilities Revenue, Foundation for
		Health Care Project, Series A, 8.000% due 9/1/30	1,864,840
Montana — 1.0%
3,465,000	NR	Montana State Board of Investment, Resource Recovery Revenue,
		Yellowstone Energy LP Project, 7.000% due 12/31/19 (b)	3,431,563
New Hampshire — 1.1%
		New Hampshire HEFA Revenue:
2,000,000	A	Covenant Health System, 5.500% due 7/1/34	2,071,620
1,500,000	BBB-	New Hampshire College, Call 1/1/11 @ 101, 7.500% due 1/1/31 (g)	1,741,935
		Total New Hampshire	3,813,555
New Jersey — 6.3%
3,390,000	AAA	Casino Reinvestment Development Authority Revenue, Series A, MBIA-
		Insured, 5.250% due 6/1/20 (c)	3,580,213
3,750,000	NR	New Jersey EDA, Retirement Community Revenue, SeaBrook Village Inc.,
		Series A, 8.250% due 11/15/30 (c)	4,167,337
5,000,000	BBB-	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas
		Hospital Obligation Group, 7.500% due 7/1/30 (c)	5,508,550
		Tobacco Settlement Financing Corp.:
5,000,000	BBB	6.750% due 6/1/39 (c)	5,579,000
2,000,000	BBB	7.000% due 6/1/41	2,275,440
		Total New Jersey	21,110,540
New Mexico — 1.4%
3,000,000	NR	Otero County, NM, Jail Project Revenue, 7.500% due 12/1/24	3,106,620
1,500,000	A+	Sandoval County, NM, Incentive Payment Revenue, Refunding, 5.000% due
		6/1/20	1,546,305
		Total New Mexico	4,652,925
New York — 6.2%
1,000,000	NR	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical
		Center Inc., Series A, 8.250% due 11/15/30	1,076,550
1,000,000	Aaa(h)	Herkimer County, NY, IDA, Folts Adult Home, Series A, FHA-Insured,
		GNMA-Collateralized, 5.500% due 3/20/40	1,074,500
1,000,000	NR	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village
		Project, 8.550% due 11/15/32	1,111,800
		New York City, NY, IDA, Civic Facilities Revenue:
2,680,000	NR	Amboy Properties Corp. Project, 6.750% due 6/1/20	2,697,795
1,170,000	NR	Community Hospital Brooklyn, 6.875% due 11/1/10	1,200,806
2,000,000	NR	Special Needs Facilities Pooled Program, Series A-1, 8.125% due 7/1/19	2,139,660
1,500,000	AAA	New York City, NY, Municipal Water Finance Authority, Water & Sewer
		System Revenue, Series C, MBIA-Insured, 5.000% due 6/15/27	1,560,060
1,170,000	AA-	New York State, COP, Hanson Redevelopment Project, 8.375% due 5/1/08	1,224,745
		New York State Dormitory Authority Revenue:
4,000,000	AA+	Cornell University, Series A, 5.000% due 7/1/21	4,211,480
2,500,000	AAA	Mental Health Services Facilities Improvement, Series B, AMBAC-
		Insured, 5.000% due 2/15/35	2,578,700

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)		April 30, 2006
Face Amount	Rating‡	Security	Value

New York (continued)
$2,000,000	NR	Onondaga County, NY, IDA, Solid Waste Disposal Facilities Revenue,
		Solvay Paperboard LLC Project, 7.000% due 11/1/30 (b)	$2,091,580
		Total New York	20,967,676
North Carolina — 2.2%
1,910,000	NR	North Carolina Medical Care Community, Health Care Facilities Revenue,
		First Mortgage, DePaul Community Facilities Project, 7.625% due
		11/1/29	1,999,350
5,000,000	AAA	North Carolina Municipal Power Agency No. 1, Catawba Electricity
		Revenue, Series B, MBIA-Insured, 5.250% due 1/1/18 (c)	5,302,000
		Total North Carolina	7,301,350
Ohio — 0.8%
2,500,000	BBB	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project,
		7.500% due 1/1/30	2,751,300
Oklahoma — 0.8%
520,000	AAA	Oklahoma HFA, Single-Family Mortgage, Series B, GNMA-Collateralized,
		7.997% due 8/1/18 (b)	564,065
2,200,000	B-	Tulsa, OK, Municipal Airport Revenue, American Airlines, 7.350% due
		12/1/11	2,201,606
		Total Oklahoma	2,765,671
Oregon — 0.3%
1,000,000	BBB(i)	Klamath Falls, OR, Inter Community Hospital Authority Revenue, Refunding
		Bonds, Merle West Medical Center Project, 6.250% due 9/1/31	1,067,600
Pennsylvania — 6.9%
		Cumberland County, PA, Municipal Authority Retirement Community
		Revenue, Wesley Affiliate Services Inc. Project, Series A:
280,000	NR	7.250% due 1/1/35	299,572
720,000	NR	Call 1/1/13 @ 101, 7.250% due 1/1/35 (g)	859,262
5,000,000	NR	Dauphin County, PA, General Authority Revenue, Office & Packaging,
		6.000% due 1/1/25 (c)	4,463,900
1,000,000	BBB	Hazleton, PA, Health Services Authority, Hospital Revenue, St. Joseph's
		Medical Center, 6.200% due 7/1/26	1,004,670
1,000,000	BBB+	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan
		Hospital Project, 6.000% due 11/15/35	1,062,760
3,500,000	NR	Lehigh County, PA, General Purpose Authority Revenue, First Mortgage
		Bible Fellowship Church Home Inc., 7.750% due 11/1/33 (c)	3,779,545
		Montgomery County, PA, Higher Education & Health Authority Revenue,
		Temple Continuing Care Center:
6,000,000	NR	6.625% due 7/1/19 (a)	360,000
5,000,000	NR	6.750% due 7/1/29 (a)	300,000
980,000	NR	Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services
		Inc. Project, Series A, 7.500% due 2/15/29	1,001,296
		Pennsylvania Economic Development Financing Authority:
3,000,000	B2(h)	Exempt Facilities Revenue, Reliant Energy Seward, Series A, 6.750%
		due 12/1/36 (b)	3,197,370
1,000,000	BBB	Solid Waste Disposal Revenue, Waste Management Inc. Project, 5.100%
		due 10/1/27	994,800
1,000,000	AAA	Philadelphia, PA, Redevelopment Authority Revenue, Neighborhood
		Transformation, Series C, FGIC-Insured, 5.000% due 4/15/30	1,029,050
4,000,000	NR	Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone
		Highlands Health, Series B, Call 11/15/10 @ 101, 8.125% due 11/15/30
		(c)(g)	4,720,400
		Total Pennsylvania	23,072,625

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)		April 30, 2006
Face Amount	Rating‡	Security	Value

Rhode Island — 0.3%
$1,000,000	NR	Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue
		Refunding, Series 2005, 7.250% due 7/15/35	$1,068,210
South Carolina — 1.9%
2,000,000	AA	Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins
		Nursing Home, Radian-Insured, 5.000% due 3/1/30	2,029,820
2,000,000	BBB	Richland County, SC, Environmental Improvement Revenue, International
		Paper Co. Project, 6.100% due 4/1/23 (b)	2,131,440
2,000,000	AAA	South Carolina State Public Service Authority Revenue, Santee Cooper,
		Series A, 5.000% due 1/1/36	2,069,600
		Total South Carolina	6,230,860
Tennessee — 0.3%
1,000,000	NR	Shelby County, TN, Health Educational & Housing Facilities Board Revenue,
		Trezevant Manor Project, Series A, 5.750% due 9/1/37	994,870
Texas — 13.8%
7,160,000	CCC	Alliance Airport Authority, Special Facilities Revenue, American Airlines
		Inc. Project, 7.500% due 12/1/29 (b)(c)	6,929,305
5,135,000	NR	Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior
		Series A, 6.750% due 4/1/27 (a)(c)(j)	4,120,940
2,830,000	NR	Bexar County, TX, Housing Financial Corp., MFH Revenue, Continental
		Lady Ester, Series A, 6.875% due 6/1/29	2,684,453
1,790,000	BBB-	Brazos River Authority, PCR, TXU Energy Co. LLC Project, Series C,
		6.750% due 10/1/38 (b)	1,990,802
1,000,000	A-	Brazos River, TX, Harbor Navigation District, Brazoria County
		Environmental, Dow Chemical Co. Project, Series A-7, 6.625% due
		5/15/33 (b)	1,105,980
1,665,000	CCC	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp.
		Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due
		5/1/35 (b)	1,392,240
520,000	NR	Denton County, TX, Reclamation Road District, 8.500% due 6/1/16	521,700
1,400,000	BBB	Garza County, TX Public Facility Corp., 5.500% due 10/1/19	1,440,880
3,000,000	BBB-	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum
		Corp. Project, 7.500% due 10/1/12 (b)(k)	3,308,250
6,645,000	B-	Houston, TX, Airport Systems Revenue, Special Facilities, Continental
		Airlines Inc. Project, Series C, 6.125% due 7/15/27 (b)(c)	6,330,293
		Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
3,000,000	NR	7.875% due 11/15/26	3,298,110
2,500,000	NR	6.200% due 11/15/29	2,504,400
3,000,000	AAA	North Texas Tollway Authority, Dallas North Tollway Systems Revenue,
		Series A, FSA-Insured, 5.000% due 1/1/35	3,078,270
1,995,000	B-	Port Corpus Christi, TX, Celanese Project, Series A, 6.450% due 11/1/30	2,138,820
1,100,000	NR	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement
		Facility Revenue, Northwest Senior Housing Edgemere Project, Series A,
		5.750% due 11/15/12	1,145,606
		Willacy County, TX, PFC Project Revenue:
1,190,000	NR	County Jail, 7.500% due 11/1/25	1,195,795
3,000,000	NR	Series A-1, 8.250% due 12/1/23	3,084,870
		Total Texas	46,270,714
Virginia — 2.2%
1,330,000	NR	Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue,
		Parkwood Court Apartments Project, Series C, 8.125% due 4/1/30	1,394,784
1,000,000	NR	Broad Street CDA Revenue, 7.500% due 6/1/33	1,087,680
		Virginia Beach, VA, Development Authority MFH Revenue, Residential Rental:
2,455,000	NR	Hampton Project, 7.500% due 10/1/39 (b)	2,456,645

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)		April 30, 2006
Face Amount	Rating‡	Security	Value

Virginia (continued)
$2,455,000	NR	Mayfair Project, 7.500% due 10/1/39 (b)	$2,527,103
		Total Virginia	7,466,212
Wisconsin — 0.8%
		Wisconsin State HEFA Revenue:
1,000,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,092,960
1,500,000	BBB+	Marshfield Clinic, Series B, 6.000% due 2/15/25	1,592,160
		Total Wisconsin	2,685,120
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $316,506,462)	318,967,388
SHORT-TERM INVESTMENTS(l) — 4.3%
Colorado — 0.2%
600,000	VMIG1(h)	Colorado Educational & Cultural Facilities Authority Revenue, National
		Jewish Federal Bond Program, LOC-Bank of America, 3.810%, 5/1/06	600,000
Florida — 0.1%
300,000	A-1	Manatee County, FL, PCR, Florida Power & Light Co. Project, 3.800%,
		5/1/06	300,000
Georgia — 0.2%
600,000	A-1+	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp.
		Project, AMBAC-Insured, SPA-JPMorgan Chase, 3.790%, 5/1/06	600,000
Illinois — 0.3%
900,000	A-1+	Illinois Health Facilities Authority, Order of Saint Francis Healthcare
		Systems, LOC-Fifth Third Bank, 3.800%, 5/1/06	900,000
Massachusetts — 0.1%
500,000	VMIG1(h)	Massachusetts State HEFA, Capital Asset Program, Series E, LOC-Bank of
		America, 3.780%, 5/1/06	500,000
Missouri — 0.2%
700,000	A-1+	Missouri State HEFA, Washington University, Series B, SPA-JPMorgan
		Chase, 3.810%, 5/1/06	700,000
Pennsylvania — 0.1%
200,000	A-1+	Philadelphia, PA, Hospitals and Higher EFA, Children’s Hospital Project,
		Series B, SPA-JPMorgan Chase & Westdeutsche Landesbank, 3.780%,
		5/1/06	200,000
Texas — 3.1%
		Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White
		Memorial Hospital:
200,000	A-1+	HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank,
		3.810%, 5/1/06	200,000
800,000	A-1+	Series 2001-1, MBIA-Insured, SPA-JPMorgan Chase, 3.810%, 5/1/06	800,000
2,600,000	A-1+	Series B-2, MBIA-Insured, SPA-JPMorgan Chase, 3.810%, 5/1/06	2,600,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
4,445,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische
		Landesbank, Bank of America, JPMorgan Chase, 3.810%, 5/1/06	4,445,000
900,000	A-1+	Texas Childrens Hospital, Series B-1, MBIA-Insured, SPA-JPMorgan
		Chase, 3.820%, 5/1/06	900,000
1,500,000	A-1+	Texas Water Development Board Revenue, Refunding, State Revolving Fund,
		SPA-JPMorgan Chase, 3.750%, 5/1/06	1,500,000
		Total Texas	10,445,000

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	April 30, 2006

TOTAL SHORT-TERM INVESTMENTS
(Cost — $14,245,000)	$14,245,000
TOTAL INVESTMENTS — 99.3% (Cost — $330,751,462#)	333,212,388
Other Assets in Excess of Liabilities — 0.7%	2,440,909
TOTAL NET ASSETS — 100.0%	$335,653,297

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Security is currently in default.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	All or a portion of this security is segregated for open futures contracts.
(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(g)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(h)	Rating by Moody’s Investors Service.
(i)	Rating by Fitch Ratings Service.
(j)	Effective October 1, 2004, the manager elected to receive a portion of the coupon payment.
(k)	Variable rate security. Coupon rate disclosed is initial interest rate which is in effect until September 30, 2012, the mandatory tender and remarketing date.
(l)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same. See pages 10 and 11 for definitions of ratings.

Abbreviations used in this schedule:

ACA - American Capital Assurance

AMBAC - Ambac Assurance Corporation

CDA - Community Development Authority

COP - Certificate of Participation

DFA - Development Finance Agency

EDA - Economic Development Authority

EFA - Educational Facilities Authority

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

HDC - Housing Development Corporation

HEFA - Health & Educational Facilities Authority

HFA - Housing Finance Authority

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

IFA - Industrial Finance Agency

LOC - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corporation

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PFC - Public Facilities Corporation

Radian - Radian Assets Assurance

SPA - Standby Bond Purchase Agreement

USD - Unified School District

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	April 30, 2006

Summary of Investments by Industry *

Miscellaneous	16.3%
Hospitals	14.9%
Pre-Refunded	9.4%
Industrial Development	8.7%
Education	8.5%
Transportation	7.3%
Life Care Systems	6.9%
Housing: Multi-Family	6.0%
Tobacco	4.2%
Pollution Control	4.0%
Other	13.8%
100.0%
*	As a percent of total investments. Please note that Fund holdings are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Municipal High Income Fund (formerly known as Smith Barney High Income Fund) (the “Fund”). The Fund is a separate diversified investment fund of Legg Mason Partners Income Funds (formerly known as Smith Barney Income Funds) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,266,821
Gross unrealized depreciation	(18,805,895)
Net unrealized appreciation	$2,460,926

At April 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain

Contracts to Sell:
U.S. Treasury Bonds	950	6/06	$106,214,914	$101,501,563	$4,713,351

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Funds
By /s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: June 29, 2006

By /s/ Robert J. Brault
Robert J. Brault Chief Financial Officer

Date: June 29, 2006